Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Supplies for Production	$ 18,352,464	$ 34,384,583
Gas	2,287,934	5,712,979
Oil	3,888,712	2,684,688
Coal	12,175,818	25,986,916
Supplies for projects and spare parts	11,321,626	9,386,198
Total	$ 29,674,090	$ 43,770,781